Earnings Per Share - Narrative (Details) - shares shares in Millions	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Stock Compensation Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computations of earnings per share (in shares)	4	1